Share Capital - Additional Information (Detail) - kr / shares	1 Months Ended	9 Months Ended
	May 31, 2026	Sep. 30, 2026
Disclosure of classes of share capital [line items]
Number of shares issued		66,400,738
Share nominal value		kr 1
Increase in share capital		4,423,330
Convertible Senior Notes [Member]
Disclosure of classes of share capital [line items]
Convertible ordinary shares	3,635,813	3,635,813
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		805,528